Shareholders' Equity - Schedule of Net Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Earnings Per Share [Abstract]
Profit attributable to the Group’s shareholders	R$ 175,073	R$ 193,670	R$ 155,084
Weighted average of shares issued	314,987	314,987	314,987
Basic earnings per share	R$ 0.56	R$ 0.61	R$ 0.49
Diluted earnings per share	R$ 0.56	R$ 0.61	R$ 0.49